RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 11:-     RELATED PARTY BALANCES AND TRANSACTIONS

a.       The Company carries out transactions with related parties as detailed below. Certain principal shareholders of the Company which as of December 31, 2015 have joint ownership of approximately 34% in the Company's equity are also principal shareholders of affiliates known as the RAD-BYNET Group. The Company's transactions with related parties are carried out on an arm's-length basis.

1.     Certain premises occupied by the Company and the US subsidiary are rented from related parties (see also Note 7b). The US subsidiary also sub-leases certain premises to a related party. The aggregate net amounts of lease expenses were $411, $ 417 and $ 410 in 2015, 2014 and 2013, respectively.

2.      Certain entities within the RAD-BYNET Group provide the Company with administrative services. Such amounts expensed by the Company are disclosed in "h" below as "Cost of sales, Sales and marketing, General and administrative expenses and research and development".

3.       The Company purchases from certain entities within the RAD-BYNET Group software packages included in the Company's products and is thus incorporated into certain of its product lines. Such purchases by the Company are disclosed in "h" as "Cost of sales and Research and development".

4.     The Company was a party to a distribution agreement with Bynet Electronics Ltd. ("BYNET"), a related party, giving BYNET the exclusive right to distribute the Company's products in Israel. The agreement was terminated during 2013.

Revenues related to this distribution agreement are included in "h" below as "revenues". The remainder of the amount of "revenues" included in "h" below is comprised of sales of the Company's products to entities within RAD-BYNET Group.

b.      In January 2012, the Company entered into a consulting agreement ("Agreement") with a consultant which is also the life partner of one of the Company's controlling shareholders and the Company's former Chairman of the Board of Directors. Based on the key terms of the Agreement, the consultant provided advisory services to the management with respect to business operations for a monthly amount which equaled the average monthly salary of employees in Israel, plus Israeli Value Added Tax. The Agreement was expired in January 2013 but was extended through to September 10, 2015 (see also Note 11c). Expenses incurred under this Agreement are immaterial. During the years ended December 31, 2015, 2014 and 2013 the Company recorded expenses incurred under this Agreement in amount of $ 24, $ 39 and $ 43, respectively.

c.        On December 30, 2015, the Company's Shareholders approved the replacement of the Company's Chairman of the Board of Directors with one of the Company's Directors which is also the life partner of the former Chairman and controlling shareholders to assume the position of Active Chairwoman as of September 10, 2015 for a fixed monthly salary. During the period since September 10, 2015 till December 31, 2015, the Company recorded salary expenses for acting as an active Chairwoman in amount of $ 30.

d.        In November 2012, the Company secured a loan of $ 750 (equivalent to 2,900 NIS at that time)from one of its principal shareholder and Director (as of September 10, 2015 former Chairman of the Company's Board of Directors) to finance its operations. The term of the loan was initially until March 31, 2013 which was extended until June 30, 2013. The loan was exposed to changes in the USD/NIS exchange rates. The loan was fully repaid by the Company during June 2013. The loan was interest-free, but the amount of principal required to be repaid was linked to the Israeli CPI. The average Israeli CPI increased during the year ended December 31, 2013, by 1.8% which caused finance expenses amounted to $ 27 for the aforementioned years.

e.      In April and June 2013, the Company completed 2013 PIPE in which $ 3,459 have been raised from certain existing and new investors, including $ 1,100 and $ 50 were invested by one of its controlling shareholder and Director (as of September 10, 2015 former Chairman of the Company's Board of Directors) and the Company's former President and Chief Executive Officer, respectively. (see also Note 9c).

f.        In 2015, the Company entered into a material contract for sale of MaveriQ, virtual-probe-based monitoring solution, with subsidiaries of Amdocs Limited, a company with limited liability under the laws of the Island of Guernsey (“Amdocs”), pursuant to which we received an initial payment of $18,000 in March 2016. The company's controlling shareholder and director, serves as a director in Amdocs. During the year ended December 31, 2015, no revenues have been recognized from such agreement. (see also Note 1a).

g.        Balances with related parties:

	December 31,
	2015	2014
Assets:

Trade receivables	$2	$2

Liabilities:

Trade Payables	$184	$155
Other accounts payables and accrued expenses	$16	$11

h.        Transactions with related parties:

	Year ended December 31,
	2015	2014	2013

Revenues	$62	$19	$403

Expenses:

Cost of sales	$42	$56	$54

Operating expenses:

Research and development	$244	$249	$208
Sales and marketing	$118	$125	$126
General and administrative	$93	$60	$53

Financial expenses	$-	$-	$27